Notes Payable	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable

NOTE 5– NOTES PAYABLE

On September 29, 2017, prior to the Asset Purchase closing, principal of all existing Heatwurx notes payable in the amount of $1,939,341 and related accrued interest in the amount of $613,114 were converted to 12,953,902 shares of common stock or 1,850,625 shares of common stock restated for the reverse stock split. As of December 31, 2017, there were no Heatwurx notes payable outstanding.